Partners Capital Stockholders Equity And Distribution	12 Months Ended
Dec. 31, 2011
Partners' Capital / Stockholders' Equity and Distributions Abstract
Partners' Capital / Stockholders' Equity and Distributions
13.	Partners' Capital / Stockholders' Equity and Distributions
General: The partnership agreement requires that within 45 days after the end of each quarter, beginning with the quarter ending June 30, 2007, all of the Partnership's available cash will be distributed to unitholders.
Definition of Available Cash: Available Cash, for each fiscal quarter, consists of all cash on hand at the end of the quarter:

•	less the amount of cash reserves established by our board of directors to:

•	provide for the proper conduct of the Partnership's business (including reserves for future capital expenditures and for our anticipated credit needs);

•	comply with applicable law, any of the Partnership's debt instruments, or other agreements; or

•	provide funds for distributions to the Partnership's unitholders and to the general partner for any one or more of the next four quarters;

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plus all cash on hand on the date of determination of available cash for the quarter resulting from working capital borrowings made after the end of the quarter. Working capital borrowings are generally borrowings that are made under our credit agreement and in all cases are used solely for working capital purposes or to pay distributions to partners.

General Partner Interest and Incentive Distribution Rights: The General Partner has a 2% interest in the Partnership as well as the incentive distribution rights. In accordance with Section 5.2(b) of the Partnership Agreement, upon the issuance of additional units by the Partnership, the general partner may elect to make a contribution to the Partnership to maintain its 2% interest.
Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. The Partnership's general partner as of December 31, 2011, 2010 and 2009 holds the incentive distribution rights.
The following table illustrates the percentage allocations of the additional available cash from operating surplus among the unitholders and general partner up to the various target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of the unitholders and general partner in any available cash from operating surplus that is being distributed up to and including the corresponding amount in the column “Total Quarterly Distribution Target Amount,” until available cash from operating surplus we distribute reaches the next target distribution level, if any. The percentage interests shown for the unitholders and general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution.

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%
Subordinated Units: All of the Partnership's subordinated units were held by CMTC. The Partnership agreement provided that, during the subordination period, the common units had the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3750 per quarter, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages did not accrue on the subordinated units. The purpose of the subordinated units was to increase the likelihood that during the subordination period there was available cash to be distributed on the common units.

Early Termination of Subordination Period: The payment of the exceptional distribution of $1.05 per unit in February 2009 brought annual distributions to unitholders to $2.27 per unit for the year ended December 31, 2008, a level which under the terms of the partnership agreement resulted in the early termination of the subordination period and the conversion of the subordinated units into common units on a one to one basis. Under the partnership agreement the subordination period would have ended in April 2011, if the Partnership had earned and paid at least $0.375 on each outstanding unit and corresponding distribution on the general partners' 2.0% for any three consecutive four-quarter periods.
Distributions of Available Cash from Operating Surplus During the Subordination Period: The Partnership agreement required that we make distributions of available cash from operating surplus for any quarter during the subordination period in the following manner:

•
first, 98% to the common unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
second, 98% to the common unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period;

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third, 98% to the subordinated unitholders, pro rata, and 2.0% to our general partner, until we distribute for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter; and

•	Thereafter, in the manner described in the above table under section “General Partner Interest and Incentive Distribution Rights”.
Distributions of Available Cash From Operating Surplus After the Subordination Period: Our Partnership agreement requires that we will make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner:

•	first, 98% to all unitholders, pro rata, and 2.0% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and

•	Thereafter, in the manner described in the above table under section “General Partner Interest and Incentive Distribution Rights”.
As of December 31, 2011 and 2010 our partners' capital included the following units:

	As of December 31, 2011	As of December 31, 2010

Limited partner units	69,372,077	37,946,183
General partner units	1,415,757	774,411

Total partnership units	70,787,834	38,720,594

In February 2010 the Partnership successfully completed an equity offering of 5,800,000 common units, receiving proceeds of $48,886 after the deduction of the underwriters' commissions. On the same date CMTC made a contribution of $1,048 to the Partnership in exchange for the issuance of 118,367 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership. In March 2010 the underwriters' exercised in part the overallotment options receiving an additional 481,578 common units from the Partnership. In exchange of the issuance of these common units the Partnership received the amount of $4,055 after the deduction of the underwriters' commissions. CMTC made a contribution of $87 to the Partnership in exchange for the issuance of 9,828 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership.

In August 2010 the Partnership successfully completed an equity offering of 5,500,000 common units, receiving proceeds of $45,460 after the deduction of the underwriters' commissions. On the same date CMTC made a contribution of $969 to the Partnership in exchange for the issuance of 112,245 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership. The underwriters' exercised in part the overallotment options receiving an additional 552,254 common units from the Partnership. In exchange of the issuance of these common units the Partnership received the amount of $4,540 after the deduction of the underwriters' commissions. CMTC made a contribution of $97 to the Partnership in exchange for the issuance of 11,270 general partner units to CGP in order for it to maintain its 2% general partner interest in the Partnership.
In June 2011 the Partnership issued 6,958,000 common units and 142,000 general partner units to CMTC and CGP respectively in connection with the acquisition of the M/V Cape Agamemnon by the Partnership. In exchange of the 142,000 general partner units the Partnership received from CGP the amount of $1,470 (Note 3).
On September 30, 2011 the Partnership issued 24,967,240 common units to Crude's shareholders in connection with the acquisition of Crude. Upon the completion of the acquisition, the Partnership converted 499,346 common units into 499,346 general partner units in order to enable CGP to maintain its 2% interest in the Partnership (Note 3).
During the years ended December 31, 2011, 2010 and 2009, the Partnership declared and paid dividends amounting to $45,116, $33,665 and $70,463, respectively.
Changes in Common Stockholders' Equity reflect:

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the capital contribution made by CMTC in connection with the acquisition of the Non-Contracted Vessels from the shipyards. For the year ended December 31, 2011, 2010 and 2009, such contributions amounted to$0, $0 and $48,913, respectively.

•	the cumulative earnings of the Non-Contracted Vessels during their operations as part of CMTC's fleet and

•
the reduction in the stockholders' equity during the years ended December 31, 2010 and 2009 represents the equity which was retained by CMTC upon the contribution of the Non-Contracted Vessels to the Partnership.